Cash and Cash Equivalents (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and cash equivalents	€ 16,546	€ 11,119	€ 19,451	€ 11,083